Annual Fund Operating Expenses - Arin Tactical Tail Risk ETF	Sep. 12, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Arin Tactical Tail Risk ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.32%	[1]
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.32%)	[2]
Net Expenses (as a percentage of Assets)	0.63%

[1]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year. “Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
[2]	The Adviser has contractually agreed to waive receipt of its management fees to the extent necessary to offset any acquired fund fees and expenses relating to the Fund’s investment in the Alpha Architect Tail Risk ETF through January 31, 2027. This waiver agreement may be terminated early only with the consent of the Fund’s Board of Trustees.